Consolidated Statement of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Statement of comprehensive income [abstract]
Loss for the period	$ (102,142)	$ (87,956)	$ (81,889)
Items that may be reclassified to profit and loss
Exchange differences on translation of foreign operations	1,160	51	(573)
Items that will not be reclassified to profit and loss
Financial assets at fair value through other comprehensive income	374	(743)	(1)
Other comprehensive income/(loss) for the period, net of tax	1,534	(692)	(574)
Total comprehensive losses attributable to the owners of Mesoblast Limited	$ (100,608)	$ (88,648)	$ (82,463)